Income Taxes - Reconciliation of Federal Statutory Income Tax (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (loss) before income taxes									$ 11,417	$ (28,491)	$ (9,646)
Tax computed at statutory rate									3,996	(9,972)	(3,377)
Increase (decrease) in charge resulting from:
State taxes, net of federal benefit									804	(1,606)	(635)
Tax exempt interest, net									(309)	(469)	(530)
BOLI									(715)	(664)	(659)
Valuation allowance									(3,853)	13,297	5,067
Other, net									1,274	731	431
Income tax expense	$ 246	$ 383	$ 284	$ 284	$ 292	$ 309	$ 357	$ 359	$ 1,197	$ 1,317	$ 297
Tax computed at statutory rate									35.00%	35.00%	35.00%
State taxes, net of federal benefit, rate									7.00%	5.60%	6.60%
Tax exempt interest, net, rate									(2.70%)	1.70%	5.50%
BOLI, rate									(6.30%)	2.30%	6.80%
Valuation allowance, rate									(33.70%)	(46.70%)	(52.50%)
Other, net, rate									11.20%	(2.50%)	(4.50%)
Total income tax expense, rate									10.50%	(4.60%)	(3.10%)